Unassigned Surplus (Table)	12 Months Ended
Dec. 31, 2020
Unassigned Surplus
Schedule of unassigned surplus

Unassigned surplus at December 31 considers the accumulated balances for the following items:

	2020	2019
Nonadmitted assets:
Net deferred tax asset	$656	$-
Prepaid expenses	491	-
Interest maintenance reserve	907	1,029
Other	574	1,831
Total nonadmitted assets	$2,628	$2,860

Asset valuation reserve	$-	$40